Goodwill and Other Intangible Assets - Schedule of Amortization Expense of Acquired Intangibles Assets (Details) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 1,091,343	$ 1,096,692
2021	1,090,620	1,091,887
2022	1,075,827	1,090,620
2023	533,822	1,082,374
2024		710,052
Thereafter		1,561,959
Intangibles, net	$ 6,079,052	$ 6,633,584	$ 604,489